CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	¥ 9,968,109	¥ 16,259,457
Restricted cash	2,014,304	86,829
Accounts receivable, net of allowance for doubtful accounts	1,732,686	1,480,335
Value-added-tax ("VAT") recoverable	229,090	155,620
Prepaid expenses	202,744	163,986
Other current assets	316,942	172,579
Total current assets	14,463,875	18,318,806
Property and equipment, net	40,623,503	29,596,061
Intangible assets, net	1,282,636	785,322
Prepaid land use rights, net	634,953	678,190
Operating lease right-of-use assets	4,030,205	3,059,700
Goodwill	7,076,505	2,596,393
Deferred tax assets	186,496	146,088
Restricted cash	43,954	146,643
VAT recoverable	2,218,944	1,445,521
Other non-current assets	1,071,372	486,071
Total assets	71,632,443	57,258,795
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 343,944 and RMB 233,326 as of December 31, 2020 and 2021, respectively)	5,948,013	2,153,390
Accounts payable (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 194,325 and RMB 430,518 as of December 31, 2020 and 2021, respectively)	3,901,799	3,657,112
Accrued expenses and other payables (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 152,534 and RMB 223,563 as of December 31, 2020 and 2021, respectively)	2,679,555	1,395,981
Deferred revenue (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 90,192 and RMB 87,364 as of December 31, 2020 and 2021, respectively)	90,992	96,668
Operating lease liabilities, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 50,888 and RMB 40,371 as of December 31, 2020 and 2021, respectively)	145,739	86,258
Finance lease and other financing obligations, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 31,629 and RMB 28,161 as of December 31, 2020 and 2021, respectively)	699,145	254,412
Total current liabilities	13,465,243	7,643,821
Long-term borrowings, excluding current portion (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 60,042 and RMB 13,733 as of December 31, 2020 and 2021, respectively)	18,284,514	10,566,746
Convertible bonds payable	1,895,846	1,928,466
Operating lease liabilities, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 361,502 and RMB 172,458 as of December 31, 2020 and 2021, respectively)	1,883,560	1,542,895
Finance lease and other financing obligations, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 982,209 and RMB 965,356 as of December 31, 2020 and 2021, respectively)	8,933,540	8,097,881
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 91,036 and RMB 76,460 as of December 31, 2020 and 2021, respectively)	734,278	462,007
Other long-term liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB 34,281 and RMB 66,379 as of December 31, 2020 and 2021, respectively)	539,300	349,257
Total liabilities	45,736,281	30,591,073
Mezzanine equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2020 and 2021; Redemption value of RMB 980,910 and RMB 958,480 as of December 31, 2020 and 2021, respectively; Liquidation preference of RMB 2,576,578 and RMB 1,269,027 as of December 31, 2020 and 2021, respectively)	958,480	980,910
Redeemable non-controlling interests	404,673	120,820
Total mezzanine equity	1,363,153	1,101,730
GDS Holdings Limited Shareholders' Equity
Ordinary shares (US $0.00005 par value; 2,002,000,000 authorized; 1,427,590,059 Class A ordinary shares issued and outstanding as of December 31, 2020 and 2021; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	507	507
Additional paid-in capital	28,983,330	28,728,717
Accumulated other comprehensive loss	(599,186)	(439,635)
Accumulated deficit	(3,910,815)	(2,723,597)
Total GDS Holdings Limited shareholders' equity	24,473,836	25,565,992
Non-controlling interests	59,173	0
Total equity	24,533,009	25,565,992
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	¥ 71,632,443	¥ 57,258,795